Restricted cash	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Restricted Cash
Restricted cash

14. Restricted cash

(US dollars in thousands)	December 31, 2024	June 30, 2024
Bank guarantee security deposit	210	292

At December 31, 2024, there is a total of $0.2 million (December 31, 2023, $0.3) of cash which is subject to restriction as security for bank guarantees provided to customers in support of performance obligations under power services contracts.

16. Restricted cash

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Bank guarantee security deposit	292	608	1,195

At June 30, 2024, there is a total of $0.3 million (June 30, 2023, $0.6 million; June 30, 2022, $1.2 million) of cash which is subject to restriction as security for bank guarantees provided to customers in support of performance obligations under power services contracts.